Derivative Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Derivative Liabilities [Abstract]
Schedule of Fair Value of the Derivative Series A Warrants and the Additional Warrants Liability	The following table presents changes in the fair value of the derivative Series A Warrants and the Additional Warrants liability during the period (in thousands)
	Series A Warrants	Additional Warrants	Total

Balance as of December 31, 2023	-	1,375	1,375
Issuance on January 29, 2024	4,301	-	4,301
Change in fair value	1,183	(453)	730
Balance as of June 30, 2024	5,484	922	6,406

Schedule of Fair Value of the Additional Warrants	The following table lists the significant unobservable inputs used for calculation of fair value of the Additional Warrants:
	June 30, 2024	December 31, 2023
Expected volatility	121.91%	101.39%
Exercise price	$14.14	14.14
Share price	$0.30	3.05
Risk-free interest rate	4.47%	3.93%
Dividend yield	-	-
Expected life	3.41	3.91
Weighted average cost of capital (WACC)	20.7%	20.4%
The following table lists the significant unobservable inputs used for calculation of fair value of Series A Warrants:
June 30, 2024
Expected volatility	125.6%
Exercise price	$0.68
Share price	$0.30
Risk-free interest rate	4.33%
Dividend yield	-
Expected life	5.08